Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Three Months Ended September 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(13)	$—	$—	$(13)
Loss on financial instruments, net	—	—	(41,875)	(900)	—	(42,775)
Interest and dividend income	—	—	2	112	—	114
Trust services and administration revenues	—	8	—	(95)	—	(87)
Intersegment revenues
Interest income	13,022	—	—	—	(13,022)	—
Trust services and administration revenues	—	6,482	—	—	(6,482)	—

Total revenues	13,022	6,490	(41,886)	(883)	(19,504)	(42,761)

External expenses
Employee compensation and benefits	1,482	545	—	13,371	—	15,398
Interest expense	2,120	—	1,794	1,200	—	5,114
Professional services	264	89	884	5,420	—	6,657
Loss on impairment of goodwill	220,212	86,472	—	—	—	306,684
Other expenses	533	231	26	4,360	—	5,150
Intersegment expenses
Interest expense	—	—	29,835	—	(29,835)	—
Provision for credit losses	60,502	—	—	—	(60,502)	—
Other expenses	—	—	3,850	—	(3,850)	—

Total expenses	285,113	87,337	36,389	24,351	(94,187)	339,003

Operating income (loss)	$(272,091)	$(80,847)	$(78,275)	$(25,234)	$74,683	$(381,764)

	Three Months Ended September 30, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(17,099)	$—	$—	$(17,099)
Loss on financial instruments, net	—	—	(16,391)	(4,646)	—	(21,037)
Interest and dividend income	—	—	10	87	—	97
Trust services and administration revenues	—	8	—	—	—	8
Other income	—	—	—	86	—	86
Intersegment revenues
Interest income	10,894	—	—	—	(10,894)	—
Trust services and administration revenues	—	7,767	—	—	(7,767)	—

Total revenues	10,894	7,775	(33,480)	(4,473)	(18,661)	(37,945)

External expenses
Employee compensation and benefits	1,599	501	—	8,417	—	10,517
Interest expense	774	—	1,965	851	—	3,590
Professional services	815	820	2,374	10,223	—	14,232
Provision credit for credit losses	—	—	—	(10)	—	(10)
Other expenses	564	180	187	5,795	—	6,726
Intersegment expenses
Interest expense	—	—	26,927	—	(26,927)	—
Provision credit for loan losses	(17,069)	—	—	—	17,069	—
Other expenses	—	—	5,126	—	(5,126)	—

Total expenses	(13,317)	1,501	36,579	25,276	(14,984)	35,055

Operating income (loss)	$24,211	$6,274	$(70,059)	$(29,749)	$(3,677)	$(73,000)

	Six Months Ended September 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$487	$—	$—	$487
Loss on financial instruments, net	—	—	(43,679)	(2,557)	—	(46,236)
Interest and dividend income	—	—	10	220	—	230
Trust services and administration revenues	—	15	—	—	—	15
Intersegment revenues
Interest income	25,028	—	—	—	(25,028)	—
Trust services and administration revenues	—	13,050	—	—	(13,050)	—

Total revenues	25,028	13,065	(43,182)	(2,337)	(38,078)	(45,504)

External expenses
Employee compensation and benefits	3,975	1,105	—	46,141	—	51,221
Interest expense	2,878	—	3,668	2,352	—	8,898
Professional services	897	589	2,145	13,399	—	17,030
Loss on impairment of goodwill	1,121,212	281,777	—	—	—	1,402,989
Other expenses	1,187	438	383	10,084	—	12,092
Intersegment expenses
Interest expense	—	—	59,615	—	(59,615)	—
Provision for credit losses	69,998	—	—	—	(69,998)	—
Other expenses	—	—	7,694	—	(7,694)	—

Total expenses	1,200,147	283,909	73,505	71,976	(137,307)	1,492,230

Operating loss	$(1,175,119)	$(270,844)	$(116,687)	$(74,313)	$99,229	$(1,537,734)

	Six Months Ended September 30, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(42,216)	$—	$—	$(42,216)
Loss on financial instruments, net	—	—	(27,176)	(5,882)	—	(33,058)
Interest and dividend income	—	—	15	167	—	182
Trust services and administration revenues	—	15	—	—	—	15
Other income	—	—	—	86	—	86
Intersegment revenues
Interest income	25,205	—	—	—	(25,205)	—
Trust services and administration revenues	—	15,049	—	—	(15,049)	—

Total revenues	25,205	15,064	(69,377)	(5,629)	(40,254)	(74,991)

External expenses
Employee compensation and benefits	3,802	959	—	17,321	—	22,082
Interest expense	1,407	—	4,294	1,508	—	7,209
Professional services	1,509	1,325	2,956	16,299	—	22,089
Provision for credit losses	—	—	12,607	6,174	—	18,781
Other expenses	1,095	343	787	11,574	—	13,799
Intersegment expenses
Interest expense	—	—	50,618	—	(50,618)	—
Provision for loan losses	26,032	—	—	—	(26,032)	—
Other expenses	—	—	9,592	—	(9,592)	—

Total expenses	33,845	2,627	80,854	52,876	(86,242)	83,960

Operating income (loss)	$(8,640)	$12,437	$(150,231)	$(58,505)	$45,988	$(158,951)

	As of September 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$291,781	$—	$—	$—	$(291,781)	$—
Investments, at fair value	—	—	457,548	223	—	457,771
Other assets	6,915	50,984	6,924	17,467	(51,093)	31,197
Goodwill and intangible assets, net	604,668	312,442	—	50,927	—	968,037

Total Assets	$903,364	$363,426	$464,472	$68,617	$(342,874)	$1,457,005

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$376,253	$—	$—	$—	$(376,253)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026

Total Assets	$2,111,580	$641,685	$502,306	$78,138	$(423,014)	$2,910,695

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Year Ended March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(54,010)	$—	$—	$(54,010)
Loss on financial instruments, net	—	—	(35,085)	(16,336)	—	(51,421)
Interest income	—	—	54	358	—	412
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	86	—	86
Intersegment revenues
Interest income	50,819	—	—	—	(50,819)	—
Trust services and administration revenues	—	29,012	—	—	(29,012)	—

Total revenues	50,819	29,042	(89,041)	(15,892)	(79,831)	(104,903)

External expenses
Employee compensation and benefits	8,527	2,219	—	34,781	—	45,527
Interest expense	2,893	—	8,957	3,621	—	15,471
Professional services	2,849	2,018	5,033	28,522	—	38,422
Provision for credit losses	—	—	13,843	6,737	—	20,580
Other expenses	2,313	759	1,905	23,292	—	28,269
Intersegment expenses
Interest expense	—	—	110,905	—	(110,905)	—
Provision for loan losses	80,749	—	—	—	(80,749)	—
Other expenses	—	—	18,354	—	(18,354)	—

Total expenses	97,331	4,996	158,997	96,953	(210,008)	148,269

Operating income (loss)	$(46,512)	$24,046	$(248,038)	$(112,845)	$130,177	$(253,172)

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$376,253	$—	$—	$—	$(376,253)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026

Total Assets	$2,111,580	$641,685	$502,306	$78,138	$(423,014)	$2,910,695

	Three Months Ended March 31, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(10,811)	$—	$—	(10,811)
Loss on financial instruments, net	—	—	(44,661)	(11,350)	—	(56,011)
Interest income	—	—	—	73	—	73
Trust services and administration revenues	121	8	—	—	—	129
Other income	—	—	—	2	—	2
Intersegment revenues
Interest income	17,790	—	—	—	(17,790)	—
Trust services and administration revenues	—	8,408	—	—	(8,408)	—

Total revenues	17,911	8,416	(55,472)	(11,275)	(26,198)	(66,618)

External expenses
Employee compensation and benefits	2,200	517	—	7,408	—	10,125
Interest expense	538	—	1,046	526	—	2,110
Professional services	915	446	—	4,088	—	5,449
Provision for credit losses	—	—	4,774	4,609	—	9,383
Other expenses	436	152	1,860	3,701	—	6,149
Intersegment expenses
Interest expense	—	—	24,694	—	(24,694)	—
Provision for loan losses	34,121	—	—	—	(34,121)	—
Other expenses	—	—	5,767	—	(5,767)	—

Total expenses	38,210	1,115	38,141	20,332	(64,582)	33,216

Operating income (loss)	$(20,299)	$7,301	$(93,613)	$(31,607)	$38,384	$(99,834)

Certain prior year items have been reclassified to conform with current year presentation.

	As of March 31, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$418,793	$—	$—	$—	$(418,793)	$—
Investments, at fair value	—	—	659,921	14,249	—	674,170
Other assets	31,563	46,933	20,106	43,670	(46,284)	95,988
Goodwill and intangible assets, net	—	—	—	2,370,850	—	2,370,850

Total Assets	$450,356	$46,933	$680,027	$2,428,769	$(465,077)	$3,141,008

	Year Ended December 31, 2021
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$15,534	$—	$—	15,534
Gain on financial instruments, net	—	—	29,512	2,325	—	31,837
Interest income	—	—	7,110	288	—	7,398
Trust services and administration revenues	510	30	—	—	—	540
Other income	—	—	—	2	—	2
Intersegment revenues
Interest income	55,929	—	—	—	(55,929)	—
Trust services and administration revenues	—	20,258	—	—	(20,258)	—

Total revenues	56,439	20,288	52,156	2,615	(76,187)	55,311

External expenses
Employee compensation and benefits	8,328	2,031	—	38,164	—	48,523
Interest expense	12,812	—	—	14,645	—	27,457
Professional services	3,100	1,552	350	12,799	—	17,801
Provision for credit losses	—	—	14,318	4,437	—	18,755
Other expenses	2,127	512	695	10,561	—	13,895
Intersegment expenses
Interest expense	—	—	70,963	—	(70,963)	—
Provision for loan losses	8,881	—	—	—	(8,881)	—
Other expenses	—	—	12,180	—	(12,180)	—

Total expenses	35,248	4,095	98,506	80,606	(92,024)	126,431

Operating income (loss)	$21,191	$16,193	$(46,350)	$(77,991)	$15,837	$(71,120)

Certain prior year items have been reclassified to conform with current year presentation.

	Year Ended December 31, 2020
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$132,620	$—	$—	132,620
Loss on financial instruments, net	—	—	(15,838)	(14,832)	—	(30,670)
Interest income	—	—	1,819	285	(22)	2,082
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	36,267	—	36,267
Intersegment revenues
Interest income	51,819	—	—	—	(51,819)	—
Trust services and administration revenues	—	19,379	—	—	(19,379)	—

Total revenues	51,819	19,409	118,601	21,720	(71,220)	140,329

External expenses
Employee compensation and benefits	6,216	1,915	—	120,451	—	128,582
Interest expense	11,496	—	4,675	16,380	—	32,551
Professional services	3,656	1,190	—	14,199	—	19,045
Other expenses	(165)	382	502	6,845	—	7,564
Intersegment expenses
Interest expense	—	—	63,463	—	(63,463)	—
Provision for loan losses	5,378	—	—	—	(5,378)	—
Other expenses	—	—	12,177	—	(12,177)	—

Total expenses	26,581	3,487	80,817	157,875	(81,018)	187,742

Operating income (loss)	$25,238	$15,922	$37,784	$(136,155)	$9,798	$(47,413)